REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
REVENUES
Schedule of revenues

	2020	2019	2018
Telecommunications:
Internet	$1,131.4	$1,114.3	$1,079.3
Television	903.6	974.4	996.7
Mobile telephony	658.5	600.7	534.4
Wireline telephony	338.4	341.1	368.6
Equipment sales	408.9	269.8	233.5
Other	181.8	180.1	169.5
Media:
Advertising	285.5	339.6	352.4
Subscription	200.3	210.6	201.6
Other	164.7	187.8	174.6
Sports and Entertainment	158.0	192.2	182.1
Inter-segments	(113.3)	(116.8)	(111.7)
	$4,317.8	$4,293.8	$4,181.0